INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2012
Income Tax Disclosure [Abstract]
Schedule of deferred tax assets

	December 31, 2012	December 31, 2011
Federal net operating loss carry forwards	$4,739,000	$4,455,000
State and city net operating loss carry forwards, net of federal tax benefit	1,354,000	1,272,000
	6,093,000	5,727,000
Less: Valuation allowance	(6,093,000)	(5,727,000)
Total	$-	$-